Prepayments and other current assets - Schedule of Prepayment and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid media cost	$ 6,529	¥ 45,452	¥ 54,937
Prepaid service fee	1,421	9,892	6,804
VAT and other surcharges	2,336	16,266	12,097
Investment in a convertible loan	1,149	8,000
Office rental deposit	333	2,321	853
Others	598	4,156	5,887
Total prepayments and other current assets	$ 12,366	¥ 86,087	¥ 80,578